Associated entities and consolidated subsidiaries - Significant restrictions (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Financial instruments received as collateral	$ 123,940	$ 68,252
Santander Consumo, S.A. de C.V., Sociedad Financiera de Objeto Multiple, Entidad Regulada
Financial instruments
Assets to which significant restrictions apply	69,785
Santander Inclusion Financiera, S.A. de C.V., Sociedad Financiera de Objeto Multiple, Entidad Regulada
Financial instruments
Assets to which significant restrictions apply	485
Statutory reserve
Financial instruments
Liabilities to which significant restrictions apply	16,365
Statutory reserve on individual basis
Financial instruments
Liabilities to which significant restrictions apply	13,971
Financial instruments in connection with derivative transactions in organized markets
Financial instruments
Financial assets pledged as collateral	6,530	6,261
Deposits - Credit institutions and customers | Financial instrument in connection with OTC derivative transactions
Financial instruments
Liabilities to which significant restrictions apply	15,676
Debt instruments | Financial instrument in connection with OTC derivative transactions
Financial instruments
Liabilities to which significant restrictions apply	5,660
Deposits with Central Bank
Financial instruments
Assets to which significant restrictions apply	23,978
Debt instruments | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Assets to which significant restrictions apply	121,859
Financial instruments received as collateral	119,398	63,687
Debt instruments | Financial instrument in connection with OTC derivative transactions
Financial instruments
Financial instruments received as collateral	4,541	4,491
Debt instruments | Financial assets at fair value through other comprehensive income category | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Financial assets pledged as collateral	119,213	103,095
Debt instruments | Financial assets at fair value through other comprehensive income category | Financial instruments in connection with securities loans transactions
Financial instruments
Financial assets pledged as collateral	28,932	17,633
Debt instruments | Financial assets at fair value through profit or loss category | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Assets to which significant restrictions apply	86,052
Financial assets pledged as collateral	86,052	87,653
Debt instruments | Financial assets at fair value through profit or loss category | Financial instruments in connection with securities loans transactions
Financial instruments
Financial assets pledged as collateral	0	1,988
Debt instruments | Financial assets at fair value through profit or loss category | Financial instrument in connection with OTC derivative transactions
Financial instruments
Assets to which significant restrictions apply	1,417
Financial assets pledged as collateral	1,417	6,375
Special CETES
Financial instruments
Assets to which significant restrictions apply	2,211
Bonos de Regulacion Monetaria Reportables (BREMS R)
Financial instruments
Assets to which significant restrictions apply	7,799
Bonos de Regulacion Monetaria Reportables (BREMS R) | Financial assets at amortized cost category | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Assets to which significant restrictions apply	7,720
Financial assets pledged as collateral	7,720	7,709
Mexican government securities | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Assets to which significant restrictions apply	119,213
Equity investments | Financial instruments in connection with securities loans transactions
Financial instruments
Financial assets pledged as collateral	410
Financial instruments received as collateral	1	74
Equity investments | Financial assets at fair value through profit or loss category | Financial instruments in connection with securities loans transactions
Financial instruments
Financial assets pledged as collateral	410	81
Financial instruments received as collateral	1	74
Loans and advances - Customers
Financial instruments
Financial assets pledged as collateral	6,530	6,261
Loans and advances - Customers | Financial instruments in connection with derivative transactions in organized markets
Financial instruments
Assets to which significant restrictions apply	6,530
Loans and advances - Credit institutions | Financial instrument in connection with OTC derivative transactions
Financial instruments
Assets to which significant restrictions apply	14,585
Loans and advances - Credit institutions | Financial assets designated at fair value through profit or loss | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Financial instruments received as collateral	102,431	58,235
Loans and advances - Credit institutions | Financial assets at amortized cost category | Financial instrument in connection with OTC derivative transactions
Financial instruments
Financial assets pledged as collateral	$ 14,585	$ 13,234